UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Natural Resources Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (96.3%)	Value
Coal & Consumable Fuels (6.3%)
140,900	Alpha Natural Resources, Inc.[a]	$2,143,089
149,800	Arch Coal, Inc.	1,604,358
91,200	Peabody Energy Corporation	2,641,152

	Total	6,388,599

Consumer Staples (8.8%)
89,700	Archer-Daniels-Midland Company	2,839,902
41,000	Bunge, Ltd.	2,806,040
55,900	Corn Products International, Inc.	3,222,635

	Total	8,868,577

Integrated Oil & Gas (12.4%)
61,456	BP plc ADR	2,765,520
40,600	Chevron Corporation	4,353,944
28,700	Occidental Petroleum Corporation	2,733,101
99,600	Petroleo Brasileiro SA ADR	2,645,376

	Total	12,497,941

Materials (15.0%)
32,700	BHP Billiton, Ltd. ADR[b]	2,367,480
41,300	Cliffs Natural Resources, Inc.	2,860,438
81,900	Freeport-McMoRan Copper & Gold, Inc.	3,115,476
37,300	Mosaic Company	2,062,317
44,200	Rio Tinto plc ADR	2,457,078
38,100	Walter Energy, Inc.	2,255,901

	Total	15,118,690

Oil & Gas Drilling (5.7%)
54,900	ENSCO International plc ADR	2,905,857
166,200	Nabors Industries, Ltd.[a]	2,906,838

	Total	5,812,695

Oil & Gas Equipment & Services (12.8%)
45,300	Baker Hughes, Inc.	1,899,882
49,500	Cameron International Corporation[a]	2,615,085
41,000	Dril-Quip, Inc.[a]	2,665,820
40,000	Oil States International, Inc.[a]	3,122,400
170,000	Weatherford International, Ltd.[a]	2,565,300

	Total	12,868,487

Oil & Gas Exploration & Production (16.0%)
26,500	Apache Corporation	2,661,660
26,800	EOG Resources, Inc.	2,977,480
54,400	Newfield Exploration Company[a]	1,886,592
92,000	Plains Exploration & Production Company[a]	3,923,800
96,400	Swift Energy Company[a]	2,798,492
81,900	Ultra Petroleum Corporation[a]	1,853,397

	Total	16,101,421

Oil & Gas Refining & Marketing (3.0%)
116,800	Valero Energy Corporation	3,009,936

	Total	3,009,936

Real Estate Investment Trusts (16.3%)
25,823	Boston Properties, Inc.	2,711,157
45,795	Equity Residential	2,867,683
141,800	Kimco Realty Corporation	2,731,068

Shares	Common Stock (96.3%)	Value
Real Estate Investment Trusts (16.3%) - continued
19,010	Public Storage, Inc.	$2,626,612
19,426	Simon Property Group, Inc.	2,829,980
31,847	Vornado Realty Trust	2,681,517

	Total	16,448,017

	Total Common Stock (cost $86,091,073)	97,114,363

Shares	Collateral Held for Securities Loaned (2.4%)	Value
2,387,100	Thrivent Financial Securities Lending Trust	2,387,100

	Total Collateral Held for Securities Loaned (cost $2,387,100)	2,387,100

Principal Amount	Short-Term Investments (3.6%)[c]	Value
	Chariot Funding, LLC
3,600,000	0.080%, 4/2/2012[d,e]	3,599,984

	Total Short-Term Investments (at amortized cost)	3,599,984

	Total Investments (cost $92,078,157) 102.3%	$103,101,447

	Other Assets and Liabilities, Net (2.3%)	(2,309,971)

	Total Net Assets 100.0%	$100,791,476

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $3,599,984 or 3.6% of total net assets.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,039,303
Gross unrealized depreciation	(4,016,013)

Net unrealized appreciation (depreciation)	$11,023,290

Cost for federal income tax purposes	$92,078,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Natural Resources Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	6,388,599	6,388,599	–	–
Consumer Staples	8,868,577	8,868,577	–	–
Integrated Oil & Gas	12,497,941	12,497,941	–	–
Materials	15,118,690	15,118,690	–	–
Oil & Gas Drilling	5,812,695	5,812,695	–	–
Oil & Gas Equipment & Services	12,868,487	12,868,487	–	–
Oil & Gas Exploration & Production	16,101,421	16,101,421	–	–
Oil & Gas Refining & Marketing	3,009,936	3,009,936	–	–
Real Estate Investment Trusts	16,448,017	16,448,017	–	–
Collateral Held for Securities Loaned	2,387,100	2,387,100	–	–
Short-Term Investments	3,599,984	–	3,599,984	–
Total	$103,101,447	$99,501,463	$3,599,984	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$535,500	$29,816,750	$27,965,150	2,387,100	$2,387,100	$1,063
Total Value and Income Earned	535,500				2,387,100	1,063

The accompanying Notes to Schedule of Inves ents are an integral part of this schedule.
2

Equity Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (86.2%)	Value
Consumer Discretionary (6.6%)
10,000	Arbitron, Inc.	$369,800
9,300	CEC Entertainment, Inc.	352,563
5,700	Coach, Inc.	440,496
14,900	Comcast Corporation	447,149
27,000	Ford Motor Company	337,230
6,300	McDonald’s Corporation	618,030
2,900	Strayer Education, Inc.	273,412
3,200	Toyota Motor Corporation ADR	277,824
2,800	WPP plc	191,436
6,900	Yum! Brands, Inc.	491,142

	Total	3,799,082

Consumer Staples (8.5%)
2,400	Anheuser-Busch InBev NV ADR	174,528
1,600	British American Tobacco plc ADR	161,952
5,400	Campbell Soup Company	182,790
12,800	Coca-Cola Company[a]	947,328
5,300	Colgate-Palmolive Company	518,234
11,800	CVS Caremark Corporation	528,640
9,400	Dr. Pepper Snapple Group, Inc.	377,974
11,200	Philip Morris International, Inc.	992,432
5,100	Unilever NV ADR	173,553
5,300	Unilever plc ADR	175,165
11,100	Wal-Mart Stores, Inc.	679,320

	Total	4,911,916

Energy (12.2%)
4,100	BP plc ADR	184,500
3,600	Canadian Natural Resources, Ltd.	119,448
12,000	Chevron Corporation	1,286,880
1,200	China Petroleum & Chemical Corporation	130,464
600	CNOOC, Ltd. ADR	122,574
6,700	ConocoPhillips	509,267
2,700	Core Laboratories NV	355,239
16,300	Exxon Mobil Corporation	1,413,699
3,600	Imperial Oil, Ltd.	163,404
12,900	Marathon Oil Corporation	408,930
5,500	National Oilwell Varco, Inc.	437,085
5,800	Occidental Petroleum Corporation	552,334
2,300	PetroChina Company, Ltd. ADR	323,219
7,700	Petroleo Brasileiro SA ADR	204,512
2,400	Royal Dutch Shell plc ADR, Class A	168,312
4,800	Royal Dutch Shell plc ADR, Class B	339,024
4,500	Suncor Energy, Inc. ADR	147,150
3,900	Total SA ADR	199,368

	Total	7,065,409

Financials (22.0%)
8,400	Aflac, Inc.	386,316
600	Alexandria Real Estate Equities, Inc.	43,878
2,900	American Tower Corporation	182,758
1,300	Apartment Investment & Management Company	34,333
700	AvalonBay Communities, Inc.	98,945
10,700	Aviva plc ADR	113,634
7,300	Banco Bradesco SA ADR	127,750
17,100	Banco Santander SA ADR	131,157
2,300	Bancolombia SA	148,718
7,000	Barclays plc ADR	106,050

Shares	Common Stock (86.2%)	Value
Financials (22.0%) - continued
1,700	BioMed Realty Trust, Inc.	$32,266
1,100	Boston Properties, Inc.	115,489
700	BRE Properties, Inc.	35,385
700	Camden Property Trust	46,025
6,900	Cash America International, Inc.	330,717
1,600	CBL & Associates Properties, Inc.	30,272
11,900	CBOE Holdings, Inc.	338,198
2,600	China Life Insurance Company, Ltd. ADR	101,062
1,100	CommonWealth REIT	20,482
1,000	Corporate Office Properties Trust	23,210
2,600	DDR Corporation	37,960
2,100	DiamondRock Hospitality Company	21,609
800	Digital Realty Trust, Inc.	59,176
12,100	Dime Community Bancshares, Inc.	176,781
2,500	Duke Realty Corporation	35,850
500	Equity Lifestyle Properties, Inc.	34,870
2,200	Equity Residential	137,764
300	Essex Property Trust, Inc.	45,453
500	Federal Realty Investment Trust	48,395
9,500	First Financial Bankshares, Inc.	334,495
3,700	General Growth Properties, Inc.	62,863
3,000	HCP, Inc.	118,380
1,500	Health Care REIT, Inc.	82,440
900	Highwoods Properties, Inc.	29,988
500	Home Properties, Inc.	30,505
1,300	Hospitality Properties Trust	34,411
5,500	Host Hotels & Resorts, Inc.	90,310
4,400	HSBC Holdings plc ADR	195,316
11,300	iShares Dow Jones U.S. Financial Services Index Fund	646,586
21,300	iShares S&P U.S. Preferred Stock Index Fund	831,552
7,200	Itau Unibanco Holding SA ADR	138,168
700	Kilroy Realty Corporation	32,627
3,400	Kimco Realty Corporation	65,484
900	LaSalle Hotel Properties	25,326
1,100	Liberty Property Trust	39,292
39,500	Lloyds Banking Group plc ADR[b]	83,740
1,100	Macerich Company	63,525
1,000	Mack-Cali Realty Corporation	28,820
10,400	Manulife Financial Corporation	140,920
12,200	Marsh & McLennan Companies, Inc.	400,038
34,000	Mitsubishi UFJ Financial Group, Inc. ADR	169,320
5,600	Moody’s Corporation	235,760
1,200	Omega Healthcare Investors, Inc.	25,512
1,800	Piedmont Office Realty Trust, Inc.	31,950
1,400	Plum Creek Timber Company, Inc.	58,184
33,200	PowerShares Preferred Portfolio	477,084
3,428	Prologis, Inc.	123,476
7,200	Prudential Financial, Inc.[a]	456,408
900	Public Storage, Inc.	124,353
1,100	Rayonier, Inc. REIT	48,499
1,200	Realty Income Corporation	46,476
900	Regency Centers Corporation	40,032
56,400	Regions Financial Corporation[a]	371,676
1,000	RLJ Lodging Trust	18,630
1,600	Senior Housing Property Trust	35,280
2,100	Simon Property Group, Inc.	305,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (86.2%)	Value
Financials (22.0%) - continued
700	SL Green Realty Corporation	$54,285
31,330	SPDR Dow Jones Wilshire International Real Estate ETF	1,153,571
33,500	Symetra Financial Corporation	386,255
600	Taubman Centers, Inc.	43,770
35,600	Trustco Bank Corporation NY	203,276
10,000	UBS AG ADR[b]	140,200
1,900	UDR, Inc.	50,749
6,200	Vanguard Dividend Appreciation Index Fund ETF	363,010
400	Vanguard REIT ETF	25,444
2,150	Ventas, Inc.	122,765
1,400	Vornado Realty Trust	117,880
1,300	Weingarten Realty Investors	34,359
26,000	Wells Fargo & Company	887,640
4,200	Weyerhaeuser Company REIT	92,064

	Total	12,763,125

Health Care (7.4%)
6,800	Amgen, Inc.	462,332
4,000	C.R. Bard, Inc.	394,880
5,600	Eli Lilly and Company	225,512
3,100	GlaxoSmithKline plc ADR	139,221
5,100	McKesson Corporation	447,627
11,500	Medtronic, Inc.	450,685
3,700	Novartis AG ADR	205,017
900	Novo Nordisk A/S ADR	124,839
47,100	Pfizer, Inc.	1,067,286
4,600	Sanofi ADR	178,250
9,700	UnitedHealth Group, Inc.	571,718

	Total	4,267,367

Industrials (8.9%)
7,700	AMETEK, Inc.	373,527
1,900	Canadian Pacific Railway, Ltd.	144,305
8,400	Corporate Executive Board Company	361,284
13,100	Deluxe Corporation	306,802
4,200	Dun & Bradstreet Corporation	355,866
8,900	Emerson Electric Company	464,402
34,800	Exelis, Inc.	435,696
6,300	Fluor Corporation	378,252
7,300	Graco, Inc.	387,338
5,000	Hubbell, Inc.	392,900
19,700	Knight Transportation, Inc.	347,902
5,100	L-3 Communications Holdings, Inc.	360,927
7,400	Nordson Corporation	403,374
3,300	Rockwell Automation, Inc.	263,010
1,500	Siemens AG ADR	151,260

	Total	5,126,845

Information Technology (9.8%)
6,700	Accenture plc	432,150
2,700	Canon, Inc. ADR	128,682
13,500	Cypress Semiconductor Corporation[b]	211,005
30,100	Intel Corporation	846,111
7,000	International Business Machines Corporation[a]	1,460,550
6,900	Linear Technology Corporation	232,530
44,400	Microsoft Corporation[a]	1,431,900
22,200	Oracle Corporation[a]	647,352
2,100	SAP AG ADR	146,622

Shares	Common Stock (86.2%)	Value
Information Technology (9.8%) - continued
9,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	$145,160

	Total	5,682,062

Materials (5.1%)
4,400	BHP Billiton plc ADR	270,072
3,500	BHP Billiton, Ltd. ADR	253,400
2,100	CF Industries Holdings, Inc.	383,565
2,400	Cia de Minas Buenaventura SA	96,744
4,800	Compass Minerals International, Inc.	344,352
10,400	Freeport-McMoRan Copper & Gold, Inc.	395,616
8,800	Koppers Holdings, Inc.	339,328
5,200	Monsanto Company	414,752
3,300	Rio Tinto plc ADR	183,447
1,900	Syngenta AG ADR[b]	130,777
7,000	Vale SA SP ADR	163,310

	Total	2,975,363

Telecommunications Services (2.8%)
6,700	America Movil SAB de CV ADR	166,361
14,400	AT&T, Inc.	449,712
5,100	BCE, Inc.	204,306
4,500	China Mobile, Ltd. ADR	247,860
9,300	NTT DOCOMO, INC. ADR	155,031
7,900	Telefonica SA ADR	129,639
6,900	Verizon Communications, Inc.	263,787

	Total	1,616,696

Utilities (2.9%)
4,800	American Electric Power Company, Inc.	185,184
3,600	Consolidated Edison, Inc.	210,312
4,500	CPFL Energia SA ADR	136,125
5,700	El Paso Electric Company	185,193
13,000	Public Service Enterprise Group, Inc.	397,930
18,300	Questar Corporation	352,458
11,300	TECO Energy, Inc.	198,315

	Total	1,665,517

	Total Common Stock (cost $45,761,202)	49,873,382

Principal Amount	Long-Term Fixed Income (4.4%)	Value
Energy (0.3%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	190,112

	Total	190,112

Financials (3.4%)
	Aegon NV
300,000	2.153%, 7/29/2049[c,d]	160,335
	American International Group, Inc.
100,000	8.175%, 5/15/2058	105,850
	Bank of America Corporation
215,000	7.625%, 6/1/2019	247,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.4%)	Value
Financials (3.4%) - continued
	BBVA International Preferred SA Unipersonal
$150,000	5.919%, 12/29/2049[d]	$114,750
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[e]	267,500
	MetLife Capital Trust IV
220,000	7.875%, 12/15/2037[e]	240,900
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	208,125
	Wachovia Capital Trust III
150,000	5.570%, 3/15/2042[c,d]	141,750
	XL Group plc
250,000	6.500%, 12/29/2049[d]	210,625
	ZFS Finance USA Trust II
230,000	6.450%, 12/15/2065[e]	227,700

	Total	1,925,455

Utilities (0.7%)
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	241,875
	Southern California Edison Company
185,000	6.250%, 8/1/2049[d]	188,928

	Total	430,803

	Total Long-Term Fixed Income (cost $2,438,893)	2,546,370

Shares	Preferred Stock (0.9%)	Value
Financials (0.8%)
3,000	Bank of America Corporation[d]	76,920
4,700	Citigroup Capital XII	120,320
100,000	J.P. Morgan Chase & Company[d]	109,552
2,500	J.P. Morgan Chase Capital XXIX	63,875
4,000	U.S. Bancorp[d]	108,760

	Total	479,427

Utilities (0.1%)
1,720	Xcel Energy, Inc.	44,445

	Total	44,445

	Total Preferred Stock (cost $508,919)	523,872

Principal Amount	Short-Term Investments (3.4%)[f]	Value
	Federal Home Loan Bank Discount Notes
1,500,000	0.075%, 4/9/2012[g]	1,499,972

Principal Amount	Short-Term Investments (3.4%)[f]	Value
	Federal National Mortgage Association Discount Notes
500,000	0.120%, 7/18/2012[g,h]	$499,818

	Total Short-Term Investments (at amortized cost)	1,999,790

	Total Investments (cost $50,708,804) 94.9%	$54,943,414

	Other Assets and Liabilities, Net 5.1%	2,936,194

	Total Net Assets 100.0%	$57,879,608

a	All or a portion of the security was earmarked to cover written options.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $736,100 or 1.3% of total net assets.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At March 30, 2012, $499,818 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,944,889
Gross unrealized depreciation	(710,279)

Net unrealized appreciation (depreciation)	$4,234,610

Cost for federal income tax purposes	$50,708,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,799,082	3,799,082	–	–
Consumer Staples	4,911,916	4,911,916	–	–
Energy	7,065,409	7,065,409	–	–
Financials	12,763,125	12,763,125	–	–
Health Care	4,267,367	4,267,367	–	–
Industrials	5,126,845	5,126,845	–	–
Information Technology	5,682,062	5,682,062	–	–
Materials	2,975,363	2,975,363	–	–
Telecommunications Services	1,616,696	1,616,696	–	–
Utilities	1,665,517	1,665,517	–	–
Long-Term Fixed Income
Energy	190,112	–	190,112	–
Financials	1,925,455	–	1,925,455	–
Utilities	430,803	–	430,803	–
Preferred Stock
Financials	479,427	369,875	109,552	–
Utilities	44,445	44,445	–	–
Short-Term Investments	1,999,790	–	1,999,790	–
Total	$54,943,414	$50,287,702	$4,655,712	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	115,178	115,178	–	–
Call Options Written	8,100	8,100	–	–
Total Asset Derivatives	$123,278	$123,278	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	69	June 2012	$4,725,863	$4,841,041	$115,178
Total Futures Contracts					$115,178

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	60	$1,400.00	April 2012	($57,750)	$8,100
Total Call Options Written				($57,750)	$8,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Bank Loans (0.6%)[a]	Value
Consumer Non-Cyclical (0.4%)
	Visant Corporation, Term Loan
$922,947	5.250%, 12/22/2016	$898,720

	Total	898,720

Technology (0.2%)
	Lawson Software, Inc., Term Loan
530,000	6.250%, 3/16/2018[b,c]	530,662

	Total	530,662

	Total Bank Loans (cost $1,379,821)	1,429,382

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Asset-Backed Securities (1.9%)
	Carrington Mortgage Loan Trust
1,700,000	0.392%, 8/25/2036[d]	582,342
	GSAMP Trust
1,033,629	0.422%, 2/25/2036[d]	823,077
710,230	0.322%, 8/25/2036[d]	645,409
	J.P. Morgan Mortgage Trust
1,339,344	2.782%, 2/25/2036	1,056,331
	Renaissance Home Equity Loan Trust
850,438	5.746%, 5/25/2036	556,318
1,000,000	6.011%, 5/25/2036	575,188
1,450,000	5.797%, 8/25/2036	618,268

	Total	4,856,933

Basic Materials (2.1%)
	ArcelorMittal
335,000	4.500%, 2/25/2017	335,980
	Arch Coal, Inc.
1,080,000	7.000%, 6/15/2019[e]	996,300
	Dow Chemical Company
600,000	8.550%, 5/15/2019	786,310
	FMG Resources Property, Ltd.
1,080,000	8.250%, 11/1/2019[e]	1,134,000
	Freeport-McMoRan Copper & Gold, Inc.
500,000	3.550%, 3/1/2022	480,209
	Novelis, Inc.
1,080,000	8.375%, 12/15/2017	1,171,800
	Rock-Tenn Company
170,000	4.450%, 3/1/2019[e]	170,764

	Total	5,075,363

Capital Goods (1.6%)
	Bombardier, Inc.
1,080,000	7.750%, 3/15/2020[e]	1,204,200
	Case New Holland, Inc.
1,080,000	7.875%, 12/1/2017	1,255,500
	Textron, Inc.
450,000	7.250%, 10/1/2019	516,617
	UR Financing Escrow Corporation
1,080,000	7.375%, 5/15/2020[e]	1,104,300

	Total	4,080,617

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (9.8%)
	Banc of America Alternative Loan Trust
$1,333,974	0.742%, 4/25/2035[d]	$969,957
	Banc of America Funding Corporation
935,339	5.266%, 5/20/2036	596,069
	Bear Stearns Adjustable Rate Mortgage Trust
1,712,839	2.400%, 10/25/2035[d]	1,476,633
	Citigroup Mortgage Loan Trust, Inc.
850,070	5.500%, 11/25/2035	737,086
	CitiMortgage Alternative Loan Trust
1,263,312	5.750%, 4/25/2037	855,900
	Countrywide Alternative Loan Trust
552,205	6.000%, 4/25/2036	374,666
490,742	6.000%, 1/25/2037	339,670
	Countrywide Home Loans
1,728,722	2.706%, 11/25/2035	1,238,871
	Deutsche Alt-A Securities, Inc.
458,726	5.500%, 10/25/2021	446,731
1,807,926	0.929%, 4/25/2047[d]	1,173,147
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
1,086,693	0.442%, 11/25/2035[d]	523,477
	First Horizon Mortgage Pass-Through Trust
1,592,199	5.553%, 8/25/2037	1,096,683
	GSR Mortgage Loan Trust
709,608	0.432%, 8/25/2046[d]	584,005
	HomeBanc Mortgage Trust
1,475,014	2.362%, 4/25/2037	914,018
	J.P. Morgan Alternative Loan Trust
2,002,521	6.500%, 3/25/2036	1,396,273
	J.P. Morgan Mortgage Trust
390,386	6.500%, 1/25/2035	386,750
334,453	2.757%, 10/25/2036	263,218
1,122,229	2.721%, 1/25/2037	789,960
1,298,031	6.250%, 8/25/2037	832,955
	Lehman Mortgage Trust
1,603,225	0.992%, 12/25/2035[d]	907,739
	Master Asset Securitization Trust
1,872,717	0.742%, 6/25/2036[d]	996,696
	MASTR Alternative Loans Trust
535,928	6.500%, 7/25/2034	561,327
	MortgageIT Trust
1,873,376	0.502%, 12/25/2035[d]	1,278,963
	New York Mortgage Trust, Inc.
893,717	2.906%, 5/25/2036	110,260
	Structured Adjustable Rate Mortgage Loan Trust
695,902	5.318%, 9/25/2036	128,707
	WaMu Mortgage Pass-Through Certificates
1,281,035	2.283%, 11/25/2036	902,258
272,074	2.527%, 8/25/2046	188,718
1,246,879	1.119%, 9/25/2046[d]	803,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (9.8%) - continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$1,664,432	0.908%, 2/25/2047[d]	$755,586
	Washington Mutual Mortgage Pass-Through Certificates
1,806,282	0.842%, 6/25/2035[d]	1,141,939
	Wells Fargo Mortgage Backed Securities Trust
963,258	0.942%, 5/25/2037[d]	706,860
943,145	6.000%, 7/25/2037	874,196

	Total	24,353,100

Commercial Mortgage-Backed Securities (1.7%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,301,584
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,316,528
	Wachovia Bank Commercial Mortgage Trust
1,600,000	0.362%, 9/15/2021[d,f]	1,463,069

	Total	4,081,181

Communications Services (5.1%)
	Cablevision Systems Corporation
1,080,000	8.625%, 9/15/2017	1,175,850
	CCO Holdings, LLC
1,080,000	7.000%, 1/15/2019	1,144,800
	CenturyLink, Inc.
650,000	6.450%, 6/15/2021	667,231
	Clear Channel Worldwide Holdings, Inc.
1,080,000	7.625%, 3/15/2020[e]	1,058,400
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	172,400
	Hughes Satellite Systems Corporation
1,080,000	6.500%, 6/15/2019	1,128,600
	Intelsat Jackson Holdings SA
1,080,000	7.250%, 4/1/2019	1,135,350
	Interpublic Group of Companies, Inc.
165,000	4.000%, 3/15/2022	161,569
	Level 3 Financing, Inc.
1,080,000	8.625%, 7/15/2020[e]	1,134,000
	Nara Cable Funding, Ltd.
1,080,000	8.875%, 12/1/2018[e]	1,026,000
	News America, Inc.
325,000	4.500%, 2/15/2021	346,559
	Sprint Nextel Corporation
540,000	9.125%, 3/1/2017[e]	537,300
540,000	9.000%, 11/15/2018[e]	592,650
	Telecom Italia Capital SA
165,000	6.999%, 6/4/2018	175,725
	UPCB Finance V, Ltd.
1,080,000	7.250%, 11/15/2021[e]	1,142,100
	Virgin Media Finance plc
1,080,000	5.250%, 2/15/2022	1,070,550

	Total	12,669,084

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Cyclical (3.5%)
	Ford Motor Credit Company, LLC
$650,000	6.625%, 8/15/2017	$720,286
1,080,000	5.000%, 5/15/2018	1,118,725
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	325,601
	Lennar Corporation
1,080,000	12.250%, 6/1/2017	1,387,800
	Limited Brands, Inc.
1,000,000	5.625%, 2/15/2022	1,008,750
	Macy’s Retail Holdings, Inc.
490,000	6.700%, 7/15/2034	549,799
	MGM Resorts International
1,060,000	11.125%, 11/15/2017	1,199,125
	Rite Aid Corporation
1,080,000	7.500%, 3/1/2017	1,101,600
	Toys R Us Property Company II, LLC
1,080,000	8.500%, 12/1/2017	1,127,250

	Total	8,538,936

Consumer Non-Cyclical (3.1%)
	Beam, Inc.
325,000	5.375%, 1/15/2016	360,702
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	234,811
	Community Health Systems, Inc.
532,000	8.875%, 7/15/2015[g]	551,285
	Fresenius Medical Care US Finance II, Inc.
1,080,000	5.625%, 7/31/2019[e]	1,112,400
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	172,652
	HCA, Inc.
1,080,000	5.875%, 3/15/2022	1,081,350
	JBS USA, LLC
1,080,000	7.250%, 6/1/2021[e]	1,044,900
	Reynolds Group Issuer, Inc.
1,080,000	6.875%, 2/15/2021[e]	1,117,800
	SABMiller Holdings, Inc.
300,000	3.750%, 1/15/2022[e]	305,208
300,000	4.950%, 1/15/2042[e]	310,808
	Teva Pharmaceutical Finance IV BV
335,000	3.650%, 11/10/2021	339,113
	Valeant Pharmaceuticals International
1,080,000	6.875%, 12/1/2018[e]	1,088,100

	Total	7,719,129

Energy (3.6%)
	BP Capital Markets plc
325,000	4.750%, 3/10/2019	368,007
	Denbury Resources, Inc.
1,080,000	6.375%, 8/15/2021	1,142,100
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	977,720
	Energy Transfer Partners, LP
170,000	5.200%, 2/1/2022	177,847
170,000	6.500%, 2/1/2042	179,134
	Forest Oil Corporation
1,080,000	7.250%, 6/15/2019	1,055,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Energy (3.6%) - continued
	Harvest Operations Corporation
$1,080,000	6.875%, 10/1/2017[e]	$1,144,800
	Linn Energy, LLC
1,080,000	7.750%, 2/1/2021	1,120,500
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,080,000	6.500%, 8/15/2021	1,147,500
	Nexen, Inc.
325,000	6.400%, 5/15/2037	357,330
	Phillips 66
230,000	4.300%, 4/1/2022[e]	233,956
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	441,216
490,000	4.500%, 4/15/2022	489,290

	Total	8,835,100

Financials (11.2%)
	Abbey National Capital Trust I
975,000	8.963%, 12/29/2049[h]	984,750
	ABN Amro North American Holding Preferred Capital Repackage Trust I
650,000	6.523%, 12/29/2049[e,g,h]	526,500
	Aegon NV
600,000	2.153%, 7/29/2049[d,h]	320,670
	American Express Company
1,250,000	6.800%, 9/1/2066	1,275,000
	American International Group, Inc.
325,000	8.250%, 8/15/2018	390,134
	Apollo Investment Corporation, Convertible
1,300,000	5.750%, 1/15/2016	1,274,000
	Bank of America Corporation
650,000	5.650%, 5/1/2018	693,876
360,000	8.000%, 12/29/2049[h]	369,158
	BB&T Capital Trust IV
625,000	6.820%, 6/12/2057	631,250
	BBVA International Preferred SA Unipersonal
975,000	5.919%, 12/29/2049[h]	745,875
	BNP Paribas SA
163,000	3.600%, 2/23/2016	164,694
	CIT Group, Inc.
1,080,000	7.000%, 5/2/2017[e]	1,082,700
	Citigroup, Inc.
335,000	4.450%, 1/10/2017	350,915
	CNA Financial Corporation
600,000	7.350%, 11/15/2019	700,407
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
975,000	11.000%, 12/29/2049[e,h]	1,238,250
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	180,616
	Developers Diversified Realty Corporation
490,000	7.875%, 9/1/2020	579,501
	Discover Bank
600,000	8.700%, 11/18/2019	746,635
	Eksportfinans ASA
165,000	2.375%, 5/25/2016	145,439

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (11.2%) - continued
	Health Care REIT, Inc.
$620,000	6.500%, 3/15/2041	$645,447
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021	496,357
	Huntington National Bank
600,000	6.600%, 6/15/2018	641,600
	Icahn Enterprises, LP
1,080,000	8.000%, 1/15/2018	1,123,200
	ING Bank NV
330,000	5.000%, 6/9/2021[e]	335,126
	ING Capital Funding Trust III
228,000	4.070%, 12/31/2049[d,h]	196,268
	International Lease Finance Corporation
1,080,000	5.875%, 4/1/2019	1,043,770
	J.P. Morgan Chase & Company
330,000	3.150%, 7/5/2016	340,185
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	562,800
	J.P. Morgan Chase Capital XXVII
650,000	7.000%, 11/1/2039	658,775
	KeyCorp
190,000	5.100%, 3/24/2021	209,418
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[e]	1,304,063
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,044,400
	Lloyds TSB Bank plc
150,000	6.500%, 9/14/2020[e]	148,385
	MetLife Capital Trust IV
1,050,000	7.875%, 12/15/2037[e]	1,149,750
	Murray Street Investment Trust I
325,000	4.647%, 3/9/2017	325,241
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	332,276
	Prudential Financial, Inc.
450,000	6.200%, 11/15/2040	506,182
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	832,500
	SLM Corporation
650,000	8.000%, 3/25/2020	702,000
	Swiss RE Capital I, LP
580,000	6.854%, 5/29/2049[e,h]	547,503
	Ventas Realty, LP
170,000	4.250%, 3/1/2022	165,189
	XL Group plc
900,000	6.500%, 12/29/2049[h]	758,250
	ZFS Finance USA Trust II
1,175,000	6.450%, 12/15/2065[e]	1,163,250

	Total	27,632,305

Mortgage-Backed Securities (2.5%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,900,000	3.000%, 4/1/2027[c]	6,107,420

	Total	6,107,420

Technology (0.3%)
	First Data Corporation
580,000	7.375%, 6/15/2019[e]	590,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Technology (0.3%) - continued
	Hewlett-Packard Company
$165,000	4.650%, 12/9/2021	$172,612

	Total	763,487

Transportation (0.8%)
	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
1,080,000	8.250%, 1/15/2019	1,125,900
	Burlington Northern Santa Fe, LLC
325,000	3.450%, 9/15/2021	330,188
	CSX Corporation
165,000	4.750%, 5/30/2042	160,020
	United Air Lines, Inc.
249,553	10.400%, 11/1/2016	284,815

	Total	1,900,923

U.S. Government and Agencies (0.1%)
	Petrobras International Finance Company
335,000	3.500%, 2/6/2017	343,365

	Total	343,365

Utilities (2.2%)
	AES Corporation
1,080,000	7.375%, 7/1/2021[e]	1,193,400
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	300,009
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,075,000
	NiSource Finance Corporation
650,000	6.125%, 3/1/2022	755,232
	Southern California Edison Company
1,300,000	6.250%, 8/1/2049[h]	1,327,599
	Southern Union Company
300,000	3.564%, 11/1/2066[d]	262,875
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	620,165

	Total	5,534,280

	Total Long-Term Fixed Income (cost $121,003,225)	122,491,223

Shares	Common Stock (38.0%)	Value
Consumer Discretionary (2.9%)
16,500	AMC Networks, Inc.[i]	736,395
16,500	Buckle, Inc.[g]	790,350
16,000	DIRECTV[i]	789,440
31,300	Gap, Inc.	818,182
29,200	Mattel, Inc.	982,872
8,800	McDonald’s Corporation	863,280
13,000	Penn National Gaming, Inc.[i]	558,740
7,600	Strayer Education, Inc.[g]	716,528
21,800	TJX Companies, Inc.	865,678

	Total	7,121,465

Consumer Staples (3.2%)
9,100	Brown-Forman Corporation	758,849
9,200	Colgate-Palmolive Company	899,576

Shares	Common Stock (38.0%)	Value
Consumer Staples (3.2%) - continued
11,600	Herbalife, Ltd.	$798,312
26,000	Hormel Foods Corporation	767,520
10,300	Lancaster Colony Corporation	684,538
21,400	Philip Morris International, Inc.	1,896,254
26,500	Unilever NV ADR	901,795
19,500	Wal-Mart Stores, Inc.	1,193,400

	Total	7,900,244

Energy (5.1%)
21,600	Chevron Corporation	2,316,384
3,400	CNOOC, Ltd. ADR[g]	694,586
6,100	Core Laboratories NVg	802,577
18,700	Ecopetrol SA ADR[g]	1,142,383
27,800	Exxon Mobil Corporation	2,411,094
37,000	First Trust Energy Income and Growth Fund	1,111,850
39,000	Kayne Anderson MLP Investment Company	1,214,850
28,200	Marathon Oil Corporation	893,940
10,500	Occidental Petroleum Corporation	999,915
7,100	Sasol, Ltd.	345,344
27,800	Statoil ASA	753,658

	Total	12,686,581

Financials (10.5%)
19,200	Aflac, Inc.	883,008
45,711	Annaly Capital Management, Inc.	723,148
142,000	Anworth Mortgage Asset Corporation	934,360
116,500	Ares Capital Corporation	1,904,775
17,500	Assurant, Inc.	708,750
12,700	Bank of Montreal	754,634
27,000	CBOE Holdings, Inc.	767,340
20,110	Commerce Bancshares, Inc.	814,857
65,000	CYS Investments, Inc.	850,850
92,350	Invesco Mortgage Capital, Inc.	1,629,978
54,875	iPath S&P 500 VIX Short-Term Futures ETN[g,i]	922,997
28,600	iShares S&P U.S. Preferred Stock Index Fund[g]	1,116,544
75,600	MFA Financial, Inc.	564,732
84,500	NFJ Dividend Interest & Premium Strategy Fund[g]	1,510,015
8,400	ProAssurance Corporation	740,124
34,500	Progressive Corporation	799,710
14,100	Reinsurance Group of America, Inc.	838,527
104,500	Solar Capital, Ltd.	2,306,315
53,300	Symetra Financial Corporation	614,549
15,100	Torchmark Corporation	752,735
158,100	Two Harbors Investment Corporation	1,603,134
40,100	U.S. Bancorp	1,270,368
56,100	UBS AG ADR[i]	786,522
57,100	Wells Fargo & Company	1,949,394
16,085	Western Asset Emerging Markets Debt Fund, Inc.[g]	323,791

	Total	26,071,157

Health Care (3.2%)
21,400	Abbott Laboratories	1,311,606
7,200	Celgene Corporation[i]	558,144
27,100	Eli Lilly and Company	1,091,317

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Shares	Common Stock (38.0%)	Value
Health Care (3.2%) - continued
22,600	Forest Laboratories, Inc.[i]	$783,994
10,100	Henry Schein, Inc.[i]	764,368
25,400	Medtronic, Inc.	995,426
5,700	Novo Nordisk A/S ADR	790,647
121,900	PDL BioPharma, Inc.	774,065
34,828	Pfizer, Inc.	789,203

	Total	7,858,770

Industrials (4.7%)
12,000	3M Company	1,070,520
140,500	Alerian MLP ETF[g]	2,342,135
12,800	Allegiant Travel Company[i]	697,600
29,200	Copart, Inc.[i]	761,244
9,400	Dun & Bradstreet Corporation	796,462
13,100	Emerson Electric Company	683,558
15,300	JB Hunt Transport Services, Inc.	831,861
36,700	Knight Transportation, Inc.	648,122
11,200	Lockheed Martin Corporation	1,006,432
14,800	Northrop Grumman Corporation	903,984
2,200	Precision Castparts Corporation	380,380
31,900	Rollins, Inc.	678,832
15,600	Verisk Analytics, Inc.[i]	732,732

	Total	11,533,862

Information Technology (3.9%)
15,100	Accenture plc	973,950
800	Apple, Inc.[i]	479,576
19,900	BMC Software, Inc.[i]	799,184
26,100	Cisco Systems, Inc.	552,015
50,300	Intel Corporation	1,413,933
7,200	International Business Machines Corporation	1,502,280
2,100	MasterCard, Inc.	883,134
72,300	Microsoft Corporation	2,331,675
43,400	Western Union Company	763,840

	Total	9,699,587

Materials (1.5%)
27,400	Balchem Corporation	828,850
18,200	Gold Resource Corporation[g]	442,442
24,600	Methanex Corporation	797,778
16,800	Potash Corporation of Saskatchewan, Inc.	767,592
9,300	PPG Industries, Inc.	890,940

	Total	3,727,602

Telecommunications Services (1.4%)
15,300	BT Group plc[g]	553,248
11,500	Philippine Long Distance Telephone Company ADR[g]	715,185
12,645	Telefonica Brasil SA ADR	387,316
24,100	Telekomunikasi Indonesia Tbk PT ADR	731,676
38,100	Vodafone Group plc ADR	1,054,227

	Total	3,441,652

Utilities (1.6%)
41,400	AES Corporation[i]	541,098
37,300	Enersis SA ADR	753,087
12,200	Laclede Group, Inc.	476,044
15,900	New Jersey Resources Corporation	708,663
13,900	Northwest Natural Gas Company	631,060

Shares	Common Stock (38.0%)	Value
Utilities (1.6%) - continued
40,200	Questar Corporation	$774,252

	Total	3,884,204

	Total Common Stock (cost $88,991,902)	93,925,124

Shares	Preferred Stock (1.0%)	Value

Financials (1.0%)
19,200	Citigroup Capital XII, 8.500%	491,520
10,000	ING Groep NV, 8.500%[h]	253,000
15,000	Royal Bank of Scotland Group plc, 7.250%[h,i]	285,000
52,000	U.S. Bancorp, 6.500%[h]	1,413,880

	Total	2,443,400

	Total Preferred Stock (cost $2,346,990)	2,443,400

Shares	Collateral Held for Securities Loaned (3.8%)	Value
9,387,200	Thrivent Financial Securities Lending Trust	9,387,200
	Total Collateral Held for Securities Loaned (cost $9,387,200)	9,387,200

Principal Amount	Short-Term Investments (9.2%)[j]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.060%, 4/4/2012[k]	1,999,986
7,400,000	0.105%, 4/18/2012[k]	7,399,610
5,000,000	0.085%, 5/9/2012[k]	4,999,540
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.040%, 4/16/2012[k]	3,999,929
	Federal National Mortgage Association Discount Notes
1,200,000	0.120%, 7/18/2012[k,l]	1,199,564
	Nieuw Amsterdam Receivables
	Corporation
3,000,000	0.100%, 4/2/2012[e,k]	2,999,983
	Total Short-Term Investments (at amortized cost)	22,598,612

	Total Investments (cost $245,707,750) 102.1%	$252,274,941

	Other Assets and Liabilities, Net (2.1%)	(5,175,597)

	Total Net Assets 100.0%	$247,099,344

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 30, 2012.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 30, 2012, the value of these investments was $28,737,771 or 11.6% of total net assets.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 30, 2012.

Security	Acquisition Date	Cost
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$1,576,666

g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At March 30, 2012, $799,709 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.
ETN	-	Exchange Traded Note.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,778,511
Gross unrealized depreciation	(6,211,320)

Net unrealized appreciation (depreciation)	$6,567,191

Cost for federal income tax purposes	$245,707,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 30, 2012, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Non-Cyclical	898,720	–	898,720	–
Technology	530,662	–	–	530,662
Long-Term Fixed Income
Asset-Backed Securities	4,856,933	–	4,856,933	–
Basic Materials	5,075,363	–	5,075,363	–
Capital Goods	4,080,617	–	4,080,617	–
Collateralized Mortgage Obligations	24,353,100	–	24,353,100	–
Commercial Mortgage-Backed Securities	4,081,181	–	4,081,181	–
Communications Services	12,669,084	–	12,669,084	–
Consumer Cyclical	8,538,936	–	8,538,936	–
Consumer Non-Cyclical	7,719,129	–	7,719,129	–
Energy	8,835,100	–	8,345,810	489,290
Financials	27,632,305	–	27,632,305	–
Mortgage-Backed Securities	6,107,420	–	6,107,420	–
Technology	763,487	–	763,487	–
Transportation	1,900,923	–	1,900,923	–
U.S. Government and Agencies	343,365	–	343,365	–
Utilities	5,534,280	–	5,534,280	–
Common Stock
Consumer Discretionary	7,121,465	7,121,465	–	–
Consumer Staples	7,900,244	7,900,244	–	–
Energy	12,686,581	12,686,581	–	–
Financials	26,071,157	26,071,157	–	–
Health Care	7,858,770	7,858,770	–	–
Industrials	11,533,862	11,533,862	–	–
Information Technology	9,699,587	9,699,587	–	–
Materials	3,727,602	3,727,602	–	–
Telecommunications Services	3,441,652	3,441,652	–	–
Utilities	3,884,204	3,884,204	–	–
Preferred Stock
Financials	2,443,400	2,443,400	–	–
Collateral Held for Securities Loaned	9,387,200	9,387,200	–	–
Short-Term Investments	22,598,612	–	22,598,612	–
Total	$252,274,941	$105,755,724	$145,499,265	$1,019,952

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	84,246	84,246	–	–
Total Asset Derivatives	$84,246	$84,246	$–	$–

Liability Derivatives
Futures Contracts	31,806	31,806	–	–
Total Liability Derivatives	$31,806	$31,806	$–	$–

There were no significant transfers between Level 1 and Level 2 during the period ended March 30, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 30, 2012

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 30, 2012
Bank Loans
Technology	–	–	4,162	526,500	–	–	–	530,662
Long-Term Fixed
Income
Energy	–	–	–	489,290	–	–	–	489,290
Transportation	276,056	–	–	–	–	–	(276,056)	–

Total	$276,056	$–	$4,162	$1,015,790	$–	$–	($276,056)	$1,019,952

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

* The values shown are included in the Change in net unrealized appreciation/depreciation in the Statement of Operations and Statement of Changes in Net Assets. Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 30, 2012 of $4,163.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans and Long-Term Fixed Income Energy Level 3 securities are lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	June 2012	$4,810,830	$4,779,024	($31,806)
10-Yr. U.S. Treasury Bond Futures	(10)	June 2012	(1,308,720)	(1,294,844)	13,876
S&P 500 Index Mini-Futures	50	June 2012	3,437,630	3,508,000	70,370
Total Futures Contracts					$52,440

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at March 30, 2012	Value March 30, 2012	Income Earned January 1, 2012 - March 30, 2012
Thrivent Financial Securities Lending Trust	$7,698,775	$28,479,992	$26,791,567	9,387,200	$9,387,200	$25,054
Total Value and Income Earned	7,698,775				9,387,200	25,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Fund’s Board of Directors (“Board”) has delegated responsibility for daily valuation to each Fund’s Adviser. The Fund Advisers have formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, a Quorum of the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, these Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options

15

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the

16

Notes to Schedule of Investments

As of March 30, 2012

(unaudited)

maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

17

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 29, 2012	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 29, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer